Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			AVERAGE	AVERAGE
			SUMMARY	COMPENSATION
			COMPENSATION	ACTUALLY	VALUE OF INITIAL FIXED $100
			TABLE TOTAL	PAID TO	INVESTMENT BASED ON(4):
	SUMMARY	COMPENSATION	FOR NON-CEO	NON-CEO		PEER GROUP
	COMPENSATION	ACTUALLY	NAMED	NAMED	TOTAL	TOTAL	NET	ADJUSTED
	TABLE TOTAL	PAID TO	EXECUTIVE	EXECUTIVE	SHAREHOLDER	SHAREHOLDER	INCOME (LOSS)	EBITDA(5)
YEAR	FOR CEO (1)	CEO (2)	OFFICERS (3)	OFFICERS (2),(3)	RETURN	RETURN	($M)	($M)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$10,938,141	$(5,609,409)	$3,734,275	$(512,328)	$55	$102	$(512)	$1,148
2023	$11,355,216	$21,695,979	$4,427,539	$7,592,127	$92	$115	$(954)	$738
2022	$11,733,864	$18,982,502	$4,213,127	$6,391,352	$66	$113	$(621)	$816
2021	$13,715,358	$14,571,784	$4,735,382	$4,999,729	$40	$70	$(591)	$995
2020	$6,491,804	$3,401,473	$2,619,786	$1,679,139	$34	$58	$(568)	$1,201

(1)	Amounts shown represent the total compensation reported for our CEO, Mr. Jeremy D. Thigpen, in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021 and 2020.
(2)

Amounts shown represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. These amounts do not reflect the actual compensation paid to our CEO or other Named Executive Officers during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs.

(3)

For years 2024, 2023, 2022, 2021 and 2020 reflects compensation information for our NEOs: Mr. R. Thaddeus Vayda, Mr. Keelan I. Adamson, Mr. Brady K. Long, Mr. Roderick J. Mackenzie, Mr. Mark L. Mey and Mr. Howard E. Davis.

(4)

Reflects cumulative total shareholder return of the Philadelphia SE Oil Services Sector (OSX) index, as of December 31, 2024, weighted according to each companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group utilized by Transocean for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Transocean’s Annual Report on Form 10-K for the year ended December 31, 2024.

(5)

Adjusted EBITDA represents income before interest expense, interest income, taxes, depreciation and amortization, and excluding certain identified charges and credits. See Appendix A in this proxy statement for a reconciliation of Adjusted EBITDA to net income, the most directly comparable financial measure prepared and calculated in accordance with GAAP.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)

For years 2024, 2023, 2022, 2021 and 2020 reflects compensation information for our NEOs: Mr. R. Thaddeus Vayda, Mr. Keelan I. Adamson, Mr. Brady K. Long, Mr. Roderick J. Mackenzie, Mr. Mark L. Mey and Mr. Howard E. Davis.

Peer Group Issuers, Footnote
(4)

Reflects cumulative total shareholder return of the Philadelphia SE Oil Services Sector (OSX) index, as of December 31, 2024, weighted according to each companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group utilized by Transocean for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Transocean’s Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 10,938,141	$ 11,355,216	$ 11,733,864	$ 13,715,358	$ 6,491,804
PEO Actually Paid Compensation Amount	$ (5,609,409)	21,695,979	18,982,502	14,571,784	3,401,473
Adjustment To PEO Compensation, Footnote

Summary Compensation Table to Compensation Actually Paid Adjustments	2024 ($)
Summary Compensation Table	$10,938,141
Adjustments to Determine Compensation Actually Paid for CEO
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	-
Increase for “Service Cost” for Pension Plans	-
Increase for “Prior Service Cost” for Pension Plans	-
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(7,918,289)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-
Increase for fair value of awards granted during year that remain unvested as of year-end	$4,260,895
Increase for fair value of awards granted during year that vest during year	-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	($4,770,729)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	($6,411,627)
Deduction of fair value of awards granted prior to year that were forfeited during year	($1,707,801)
Increase based on dividends or other earnings paid during year prior to vesting date of award	-
Total Adjustments	($16,547,550)
Compensation Actually Paid (CAP) to CEO	($5,609,409)

Non-PEO NEO Average Total Compensation Amount	$ 3,734,275	4,427,539	4,213,127	4,735,382	2,619,786
Non-PEO NEO Average Compensation Actually Paid Amount	$ (512,328)	7,592,127	6,391,352	4,999,729	1,679,139
Adjustment to Non-PEO NEO Compensation Footnote

Summary Compensation Table to Compensation Actually Paid Adjustments	2024 ($)
Summary Compensation Table	$3,734,275
Adjustments to Determine Average Compensation Actually Paid for Non-CEO Named Executive Officers
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	($11,622)
Increase for “Service Cost” for Pension Plans	-
Increase for “Prior Service Cost” for Pension Plans	-
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	($2,244,649)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-
Increase for fair value of awards granted during year that remain unvested as of year-end	$1,201,458
Increase for fair value of awards granted during year that vest during year	-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	($1,191,135)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	($1,578,929)
Deduction of fair value of awards granted prior to year that were forfeited during year	($421,727)
Increase based on dividends or other earnings paid during year prior to vesting date of award	-
Total Adjustments	($4,246,604)
Average Compensation Actually Paid (CAP) to Non-CEO Named Executive Officers	($512,328)

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

Total Shareholder Return Vs Peer Group

Tabular List, Table

As described in detail in our CD&A, the Committee utilizes multiple key financial, operational, and sustainability measures to correlate our Named Executive Officer’s compensation to Company performance. In particular, the majority of compensation actually paid to our executives is based on the performance of Company stock.  The key performance measures for 2024 are:

COMPANY SELECTED METRICS
Relative Total Shareholder Return
Adjusted EBITDA
Uptime(1)
Sustainability(2)

(1) This is a non-financial performance measurement that is defined in the CD&A
(2) Specific Company developed sustainability targets are explained in the CD&A

Total Shareholder Return Amount	$ 55	92	66	40	34
Peer Group Total Shareholder Return Amount	102	115	113	70	58
Net Income (Loss)	$ (512,000,000)	$ (954,000,000)	$ (621,000,000)	$ (591,000,000)	$ (568,000,000)
Company Selected Measure Amount	1,148,000,000	738,000,000	816,000,000	995,000,000	1,201,000,000
PEO Name	Mr. Jeremy D. Thigpen
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA represents income before interest expense, interest income, taxes, depreciation and amortization, and excluding certain identified charges and credits. See Appendix A in this proxy statement for a reconciliation of Adjusted EBITDA to net income, the most directly comparable financial measure prepared and calculated in accordance with GAAP.
Measure:: 3
Pay vs Performance Disclosure
Name	Uptime
Measure:: 4
Pay vs Performance Disclosure
Name	Sustainability
PEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,547,550)
PEO | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,918,289)
PEO | Increase for fair value of awards granted during year that remain unvested as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,260,895
PEO | Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,770,729)
PEO | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,411,627)
PEO | Deduction of fair value of awards granted prior to year that were forfeited during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,707,801)
Non-PEO NEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,246,604)
Non-PEO NEO | Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,622)
Non-PEO NEO | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,244,649)
Non-PEO NEO | Increase for fair value of awards granted during year that remain unvested as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,201,458
Non-PEO NEO | Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,191,135)
Non-PEO NEO | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,578,929)
Non-PEO NEO | Deduction of fair value of awards granted prior to year that were forfeited during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (421,727)